Equity - Dividends Declared and Paid (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
“B”
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.56600	$ 0.38333	$ 0.51667
“D”
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.70850	$ 0.47917	$ 0.64583